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                                  Aston Funds


                      ASTON/MCDONNELL MUNICIPAL BOND FUND

                                 CLASS N SHARES

                         SUPPLEMENT DATED JUNE 27, 2008
               TO THE CLASS N PROSPECTUS DATED FEBRUARY 29, 2008

                                IMPORTANT NOTICE

      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT
         CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN
                        CONJUNCTION WITH THE PROSPECTUS.

The Board of Trustees of Aston Funds has determined that the termination and liquidation of ASTON/MCDONNELL MUNICIPAL BOND FUND (the "Fund") is in the best interests of the Fund and its shareholders. Effective immediately, the Fund is closed to new or additional investments, provided that the Fund may in its discretion permit investments by 401(k) plans and other similar accounts who require additional time to change investment options. The estimated liquidation date of the Fund is on or about August 1, 2008.



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

          For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com
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                                  Aston Funds


                      ASTON/TCH INVESTMENT GRADE BOND FUND

                              CLASS N AND I SHARES

                         SUPPLEMENT DATED JUNE 27, 2008
           TO THE CLASS N AND I PROSPECTUSES DATED FEBRUARY 29, 2008

                                IMPORTANT NOTICE

      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT
        CONTAINED IN EACH PROSPECTUS AND SHOULD BE RETAINED AND READ IN
                       CONJUNCTION WITH EACH PROSPECTUS.

The Board of Trustees of Aston Funds has determined that the termination and liquidation of ASTON/TCH INVESTMENT GRADE BOND FUND (the "Fund") is in the best interests of the Fund and its shareholders. Effective immediately, the Fund is closed to new or additional investments, provided that the Fund may in its discretion permit investments by 401(k) plans and other similar accounts who require additional time to change investment options. The estimated liquidation date of the Fund is on or about August 1, 2008.



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

          For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com
                                           ------------------